Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets / Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Carrying value, beginning balance	$ (161)	$ 3	$ 7
Changes through profit and loss	150	(162)	11
Addition through business combination	(62)		(10)
Changes through OCI	(2)	(2)
Translation difference	3		(5)
Carrying value, ending balance	(72)	(161)	3
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	29	21	21
Changes through profit and loss	(1)	9	2
Translation difference		(1)	(2)
Carrying value, ending balance	28	29	21
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	24	27	24
Changes through profit and loss	(5)	(3)	6
Translation difference	(1)		(3)
Carrying value, ending balance	18	24	27
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	7	8	7
Changes through profit and loss	2	(1)	2
Translation difference			(1)
Carrying value, ending balance	9	7	8
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	27	32	28
Changes through profit and loss	(1)	(5)	6
Translation difference			(2)
Carrying value, ending balance	26	27	32
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	75	70	70
Changes through profit and loss	9	6	6
Translation difference	(1)	(1)	(6)
Carrying value, ending balance	83	75	70
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	7	30	17
Changes through profit and loss	1	(23)	14
Translation difference			(1)
Carrying value, ending balance	8	7	30
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	97	87	89
Changes through profit and loss	(4)	10	(2)
Carrying value, ending balance	93	97	87
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	(2)		(3)
Changes through profit and loss	(3)	(1)	3
Changes through OCI	1	(1)
Carrying value, ending balance	(4)	(2)
Intangibles
Income Taxes [Line Items]
Carrying value, beginning balance	7	7	6
Changes through profit and loss	1		1
Carrying value, ending balance	8	7	7
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(34)	(42)	(41)
Changes through profit and loss	17	8	9
Addition through business combination	(63)		(10)
Carrying value, ending balance	(80)	(34)	(42)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(129)	(105)	(110)
Changes through profit and loss	5	(24)	5
Carrying value, ending balance	(124)	(129)	(105)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(239)	(164)	(112)
Changes through profit and loss	67	(78)	(62)
Translation difference	4	3	10
Carrying value, ending balance	(168)	(239)	(164)
Interest Receivable on Income Tax Refund
Income Taxes [Line Items]
Carrying value, beginning balance	(58)
Changes through profit and loss	49	(58)
Translation difference	1
Carrying value, ending balance	(8)	(58)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	28	32	11
Changes through profit and loss	13	(2)	21
Addition through business combination	1
Changes through OCI	(3)	(1)
Translation difference		(1)
Carrying value, ending balance	$ 39	$ 28	$ 32